Retirement-Related Benefits - Assumptions (Details)		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension Plans
Expected Long-Term Returns on Plan Assets
Period over which changes in fair value of plan assets recognized			5 years
Pension Plans | U.S.
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate			3.30%	2.20%	3.10%
Expected long-term returns on plan assets			4.33%	3.75%	4.50%
Interest crediting rate			2.07%	1.10%	2.70%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate			5.30%	2.60%	2.20%
Interest crediting rate			4.40%	1.10%	1.10%
Pension Plans | U.S. | Expected
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Expected long-term returns on plan assets		5.50%
Pension Plans | U.S. | Personal Pension Plan (PPP)
Interest Crediting Rate
Maturity period of the average interest from August to October of the one-year U.S. Treasury Constant Maturity yield for computation of interest crediting rate			1 year
Percentage interest rate added to average interest from August to October of the one-year U.S. Treasury Constant Maturity yield for computation of interest crediting rate (as a percent)			1.00%
Pension Plans | Non-US
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate			1.26%	0.87%	1.20%
Expected long-term returns on plan assets			2.97%	2.85%	3.36%
Rate of compensation increase			3.02%	2.59%	2.32%
Interest crediting rate			0.26%	0.26%	0.28%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate			3.80%	1.26%	0.87%
Rate of compensation increase			4.00%	3.02%	2.59%
Interest crediting rate			0.34%	0.26%	0.26%
Pension Plans | Non-US | Expected
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Expected long-term returns on plan assets		4.44%
Nonpension Postretirement Plans | U.S.
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate			3.05%	1.80%	2.80%
Interest crediting rate			2.16%	1.10%	2.70%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate			5.30%	2.30%	1.80%
Interest crediting rate			4.40%	1.10%	1.10%
Nonpension Postretirement Plans | Non-US
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate			5.35%	4.55%	5.08%
Expected long-term returns on plan assets			6.64%	6.62%	7.73%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate			7.25%	5.35%	4.55%
Retiree Health Benefits
Healthcare Cost Trend Rate
Health care cost trend rate assumed for next fiscal year			5.40%
Retiree Health Benefits | Expected
Healthcare Cost Trend Rate
Ultimate healthcare cost trend rate	(4.15%)
Period for ultimate trend rate	14 years